Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Key Inputs for the Valuation of the Warrant Obligation	Key inputs for the valuation of the warrant obligation upon issuance were as follows:

As of January 23, 2026
Exercise price in USD	$5.18
Share price in USD	$5.36
Risk-free interest rate	4.20%
Expected volatility (annualized)	75.88%
Expected term (years)	10.00
Dividend yield	—%
Black-Scholes value in USD	$4.38
The Company remeasures the fair value of the warrant obligations on a quarterly basis. Key inputs for the remeasurement of the warrant obligations as of June 30, 2026 and December 31, 2025 were as follows:

	As of June 30, 2026	As of December 31, 2025
Exercise price in USD	$5.00 - $5.18	$5.00
Share price in USD	$5.77	$4.67
Risk-free interest rate	4.29% - 4.37%	4.01% - 4.02%
Expected volatility	74.34% - 74.87%	68.39% - 76.10%
Expected term (years)	7.84 - 9.48	8.34 - 9.48
Dividend yield	—%	—%
Black-Scholes value in USD	$4.39 - $4.62	$3.35 - $3.71

Schedule of Allocation of the Loan Proceeds and Any Movements in the Liability
The following table presents any movements in the liability for 2025 and the six months ended June 30, 2026 (in USD thousands):

2026
Balance as of January 1, 2025	$13,237
Gross proceeds from Tranche B	35,000
Transaction costs	(437)
Proceeds net of transaction costs	34,563

Warrant obligation at issuance	(474)
Interest expense	3,891
Interest paid	(3,521)
Currency translation adjustments	37
Balance as of December 31, 2025	47,733

Interest expense	2,897
Interest paid	(2,577)
Currency translation adjustments	(54)
Balance as of June 30, 2026	$47,999

Disclosure Of Detailed Information About Warrant Liability	The following table presents the movements in the warrant obligation liability for the year ended December 31, 2025, and the six months ended June 30, 2026 (in USD thousands):

	Warrant Obligation	Number of Warrants
Balance as of January 1, 2025	$444	200,000
Issuance of warrants from Tranche B	474	200,000
Change in fair value	497	—
Foreign exchange loss	(3)	—
Balance as of December 31, 2025	1,412	400,000
Issuance of warrants from 2026 Amendment	329	75,000
Change in fair value	409	—
Foreign exchange loss	(6)	—
Balance as of June 30, 2026	2,144	475,000